BORROWINGS - Changes in Liabilities Arising from Financing Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Changes in liabilities arising from financing activities
Balance of debt, beginning	$ 112,516	$ 105,970	$ 118,253
Changes from operating cash flows	3,894	(827)	(3,379)
Changes from financing cash flows, net	(29,906)	(26,018)	(33,746)
New assets	24,072	31,790	24,295
Foreign exchange movement	(5,840)	1,601	547
Balance of debt, ending	$ 104,736	$ 112,516	$ 105,970